Summary of Significant Accounting Policies (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 $ / shares
Summary of Significant Accounting Policies [Line Items]
Insurance premium receivables	¥ 14,986	¥ 15,847
Entrustment deposits	38,252	44,110
Guarantee balance	27,228	20,729
Impairment		¥ 20,110
Debt security	¥ 125,000
Fixed return rate	6.00%
Insurance policies	0.10%	0.10%	0.10%
Recognized contingent performance bonus	¥ 18,161	¥ 11,387	¥ 3,887
Tax amount	14,258	14,681	19,235
Total value-added taxes, paid	138,234	130,743	179,183
Fair value of contingent consideration	6,650
Aggregate amount	¥ 557,585	600,901
Rate of US dollars (in Dollars per share) | $ / shares				$ 1
Rate of RMB (in Yuan Renminbi per share) | ¥ / shares	¥ 7.0999
Advertising costs	¥ 19,935	18,822	35,300
Operating lease term	7 years
Recognized amount	¥ 6,009	¥ 10,396	¥ 17,448
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit Loss Rate	0.01%
Operating lease term	2 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit Loss Rate	100.00%
Operating lease term	7 years